RELATED PARTY TRANSACTIONS (Details)	1 Months Ended							3 Months Ended			6 Months Ended			9 Months Ended	12 Months Ended
	Nov. 30, 2018 shares	Feb. 28, 2018 USD ($)	Feb. 29, 2016 USD ($) vessel shares	Jan. 31, 2016	Oct. 31, 2015	Jun. 30, 2015 USD ($) shares	Oct. 31, 2013 USD ($)	Mar. 31, 2018 USD ($)	Sep. 30, 2017	Mar. 31, 2016	Jun. 30, 2018 USD ($) shares	Jun. 30, 2017 USD ($)	Jun. 30, 2015 USD ($) shares	Sep. 30, 2018 USD ($) containership Rate	Dec. 31, 2018 USD ($) carrier vessel Note shares	Dec. 31, 2017 USD ($) vessel	Dec. 31, 2016 USD ($) vessel shares	Dec. 31, 2018 containership	Dec. 31, 2018 vessel	Dec. 31, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2018 Rate	May 31, 2018 containership	Apr. 05, 2018 containership	Feb. 13, 2018 USD ($) Rate	Nov. 30, 2016 USD ($) shares	Oct. 05, 2016 USD ($) shares	Jun. 05, 2015 vessel	May 31, 2013 USD ($)
Related Party Transaction [Line Items]
Term of time charter				2 years
Management fee, percentage															1.25%
Document Period End Date															Dec. 31, 2018
Amounts due from and to related parties [Abstract]
Due from related parties																$ 9,625,000					$ 41,771,000
Loans to related parties which are associates																314,000,000					310,144,000
Long-term receivables from related parties																0					15,616,000
Due to related parties																857,000					1,349,000
Long-term debt																1,522,900,000					1,460,347,000
Number of vessels leased to related parties classified as direct financing leases | vessel																			4
Leasing revenues earned from related parties [Abstract]
Operating lease income								$ 0
Direct financing lease interest income															$ 9,623,000	16,362,000	$ 22,850,000
Finance lease service revenue															22,095,000	35,010,000	44,523,000
Profit sharing revenues															$ 1,779,000	5,753,000	$ 51,470,000
Number Of Vessels Sold			1														1	1		1
Time charter rate for VLCCs from July 1 2015 onwards																	$ 20,000
Time charter rate for Suezmax tankers from July 1 2015 onwards																	15,000
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares													55,000,000
Profit sharing percent of earnings from Frontline from July 1 2015 onwards															50.00%
Term of lease/charter (in years)					15 years										7 years
Compensation Received on Termination of Charters, Notes Receivable															$ 3,400,000	2,800,000
Notes Compensation Received on Termination of Charters, Face Value																6,000,000
Management fees paid, vessels															45,266,000	57,714,000	67,221,000
Administrative expenses - related parties															1,072,000	831,000	1,443,000
Related party loans [Abstract]
Interest income, related party loans															14,128,000	15,265,000	18,675,000
Gain (Loss) On Disposition of Assets and Termination of Charters															(2,578,000)	1,124,000	(167,000)
Proceeds from sale of vessels and termination of charters															145,654,000	74,791,000	29,102,000
Stock Issued During Period, Shares, Purchase of Assets | shares											4,024,984
Marketable Securities																93,802,000					87,174,000
Debt and Equity Securities, Realized Gain (Loss)															13,477,000	0	0
Dividend income from related parties															0	3,300,000	11,550,000
Marketable Securities, Gain (Loss)															0
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge															0	4,410,000	0
Proceeds from Sale of Available-for-sale Securities															45,600,000
Number of Container Vessels acquired | containership														3				15					4	15
Interest Expense, Related Party											$ 6,378,000				6,378,000	0	0
Frontline Shipping [Member]
Amounts due from and to related parties [Abstract]
Due from Related Parties, Noncurrent																0					4,446,000
Leasing revenues earned from related parties [Abstract]
Stated interest rate | Rate																									7.50%
Compensation Received on Termination of Charters, Notes Receivable		$ 4,400,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																97,000					10,100,000
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																200,000					0
Deep Sea and Deep Sea Supply BTG [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																0					0
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																3,600,000					21,700,000
Frontline Charterers, Seadrill, Deep Sea and UFC [Member]
Leasing revenues earned from related parties [Abstract]
Operating lease income															53,300,000	59,400,000	65,300,000
Direct financing lease interest income																16,400,000	22,900,000
Finance lease service revenue																35,000,000	44,500,000
Direct financing lease repayments															16,800,000	25,100,000	30,300,000
Profit sharing revenues																5,800,000	51,500,000
Frontline Charterers [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																0					1,225,000
Due to related parties																$ 539,000					1,125,000
Number of vessels leased to related parties classified as direct financing leases | vessel																9			3									17
Combined balance of net investments in direct financing leases																					115,000,000
Combined balance of net investments in direct financing leases, short-term maturities																					8,000,000
Leasing revenues earned from related parties [Abstract]
Due to Related Parties																					1,200,000
Cash reserve per vessel						$ 2,000,000							$ 2,000,000
Due from related parties																$ 300,000
Management fees paid, vessels															24,033,000	36,536,000	45,931,000
Administrative expenses - related parties															323,000	335,000	576,000
Management fees paid, supervision of newbuildings															0	1,000,000	0
Related party leasing and service contracts [Abstract]
Commission and Brokerage Expenses															287,000	$ 269,000	390,000
Frontline reverse stock split [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares						11,000,000
United Freight Carriers Inc [Member]
Amounts due from and to related parties [Abstract]
Number of vessels leased to related parties classified as operating leases | vessel																6
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues																	$ 600,000
Profit sharing percentage of earnings from Frontline for use of fleet																	50.00%
Frontline Ltd [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																$ 5,579,000					8,430,000
Due from Related Parties, Noncurrent																0					11,170,000
Leasing revenues earned from related parties [Abstract]
Investment Income, Dividend															0	3,300,000	$ 11,600,000
Related Party Transactions Daily Vessel Management Fee															9,000
Frontline Shipping and Frontline Shipping II [Member]
Leasing revenues earned from related parties [Abstract]
Profit share income from July 1 2015 onwards															$ 1,500,000	5,600,000	50,900,000
Frontline Management [Member]
Amounts due from and to related parties [Abstract]
Due to related parties																147,000					125,000
Leasing revenues earned from related parties [Abstract]
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															15
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															14
Number of car carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															2
Seatankers [Member]
Amounts due from and to related parties [Abstract]
Due to related parties																60,000					0
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties															$ 290,000	82,000	315,000
Other related parties [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																66,000
Due to related parties																111,000					8,000
Frontline Charterers, Deep Sea and Seadrill [Member]
Amounts due from and to related parties [Abstract]
Combined balance of net investments in direct financing leases																314,000,000
Combined balance of net investments in direct financing leases, short-term maturities																$ 22,300,000
Deep Sea [Member]
Amounts due from and to related parties [Abstract]
Number of vessels leased to related parties classified as direct financing leases | vessel																1			1
Number of vessels leased to related parties classified as operating leases | vessel																4			4
Leasing revenues earned from related parties [Abstract]
Stated interest rate			7.25%
Interest Income, Related Party																$ 400,000	900,000
Compensation Received on Termination of Charters, Notes Receivable			$ 11,600,000
Notes Compensation Received on Termination of Charters, Face Value			$ 14,600,000
Frontline Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															185,000	136,000	317,000
Frontline Corporate Services [Member]
Leasing revenues earned from related parties [Abstract]
Administrative expenses - related parties															166,000	173,000	235,000
Frontline Management and Frontline Management AS [Member]
Amounts due from and to related parties [Abstract]
Due to related parties																100,000					100,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due to related parties																0					91,000
Number of vessels leased to related parties classified as operating leases | vessel																			8
Vessels and equipment, net																233,700,000					217,700,000
Leasing revenues earned from related parties [Abstract]
Profit sharing revenues															$ 200,000	200,000	0
Profit sharing percentage of earnings from Frontline for use of fleet															33.00%
Number of container vessels operating on time charter, for which part or all management supervision was sub-contracted to a related party | vessel															15
Number of drybulk carriers operating on time charter, for which part or all management supervision was sub-contracted to a related party | carrier															14
Management fees paid, vessels															$ 20,440,000	20,440,000	20,496,000
Related Party, Operating Management Fees															793,000	738,000	795,000
NorAm Drilling [Member]
Related party loans [Abstract]
Dividend income from related parties															0	0	0
Number of units of investments in bonds redeemed																				466,667
Related party leasing and service contracts [Abstract]
Interest and Dividend Income, Securities, Operating, Available-for-sale															500,000	500,000	500,000
Other Income															0	100,000	0
Golden Close [Member]
Related party leasing and service contracts [Abstract]
Interest and Dividend Income, Securities, Operating, Available-for-sale															200,000	600,000	200,000
Term loan facility, amount guaranteed												$ 18,000,000
Guarantee term, Period												6 months
Other Income												$ 400,000
Seadrill [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																0					223,000
Leasing revenues earned from related parties [Abstract]
Period of temporary reduction in daily time charter rates									5 years
Related Party, Operating Management Fees															400,000
Equity Accounted Subsidiaries [Member]
Related party loans [Abstract]
Interest income, related party loans															14,100,000	15,200,000	18,700,000
Frontline [Member]
Related Party Transaction [Line Items]
Frontline reverse stock split | shares			0.20
Leasing revenues earned from related parties [Abstract]
Stated interest rate | Rate														7.50%								7.50%
Compensation Received on Termination of Charters, Notes Receivable														$ 10,100,000	$ 3,400,000
Number of Loan Notes | Note															3
Sterna Finance [Member]
Leasing revenues earned from related parties [Abstract]
Debt amount											$ 320,000,000
ADS [Member]
Leasing revenues earned from related parties [Abstract]
Ownership percentage | Rate																						0.00%
Related party loans [Abstract]
Dividend income from related parties															$ 0
Seatankers Management AS [Member]
Leasing revenues earned from related parties [Abstract]
Management fees paid, provision of office facilities															108,000	105,000	0
Solstad Farstad [Member]
Amounts due from and to related parties [Abstract]
Ownership percentage (less than)																				20.00%
SFL Deepwater [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																171,000
Loans to related parties which are associates																113,000,000					109,144,000
Due to related parties																171,000
Long-term debt																225,800,000					203,700,000
Leasing revenues earned from related parties [Abstract]
Debt amount							$ 390,000,000
Related party loans [Abstract]
Loans advanced to related parties																					145,000,000
Due to Related Parties, Noncurrent																113,000,000					109,000,000
Interest income, related party loans															5,100,000	5,400,000	6,500,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed																75,000,000					84,700,000
Debt Instrument, Term							5 years
Interest Expense, Related Party															5,100,000	5,400,000	6,500,000
SFL Hercules [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																97,000					10,125,000
Loans to related parties which are associates																80,000,000					80,000,000
Due to related parties																97,000					10,100,000
Long-term debt																251,300,000					210,000,000
Leasing revenues earned from related parties [Abstract]
Debt amount																													$ 375,000,000
Related party loans [Abstract]
Loans advanced to related parties																					145,000,000
Due to Related Parties, Noncurrent																80,000,000					80,000,000
Interest income, related party loans															3,600,000	4,300,000	6,500,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed																70,000,000					78,900,000
Debt Instrument, Term							6 years
Interest Expense, Related Party															3,600,000	4,300,000	6,500,000
Golden Ocean [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																153,000					50,000
SFL Linus [Member]
Amounts due from and to related parties [Abstract]
Due from related parties																3,559,000					21,718,000
Loans to related parties which are associates																121,000,000					121,000,000
Due to related parties																3,600,000					21,700,000
Long-term debt																308,800,000					241,500,000
Leasing revenues earned from related parties [Abstract]
Debt amount							$ 475,000,000
Related party loans [Abstract]
Loans advanced to related parties																					125,000,000
Due to Related Parties, Noncurrent																121,000,000					121,000,000
Interest income, related party loans															5,400,000	5,500,000	5,600,000
Related party leasing and service contracts [Abstract]
Term loan facility, amount guaranteed																90,000,000					102,500,000
Debt Instrument, Term							5 years
Interest Expense, Related Party															5,400,000	5,500,000	$ 5,600,000
Sale of oil tanker- Front Century [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															4,100,000
Sale of oil tanker- Front Brabant [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															3,600,000
Sale of oil tanker- Front Scilla [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															6,500,000
Sale of oil tanker- Front Ardenne [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter															4,800,000
Sale of offshore support vessel Sea Bear [Member]
Leasing revenues earned from related parties [Abstract]
Term of lease/charter (in years)										6 years
Sale of VLCC Front Vanguard [Member]
Leasing revenues earned from related parties [Abstract]
Compensation payable (receivable) for early contract termination of charter																300,000
Vessels Leased to Frontline Charterers [Member] | Frontline Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee															9,000
Golden Ocean [Member] | Golden Ocean Management [Member]
Leasing revenues earned from related parties [Abstract]
Related Party Transactions Daily Vessel Management Fee															$ 7,000
Senior Unsecured Convertible Bonds due 2021 [Member]
Leasing revenues earned from related parties [Abstract]
Debt amount																											$ 225,000,000
Own-share Lending Arrangement, Shares, Outstanding | shares																											8,000,000
Debt Instrument, Related Party Share Loan Fee																										$ 80,000	$ 120,000
Own-share Lending Arrangement, Shares, Issued | shares																										8,000,000
Common Stock, ADS [Member]
Related party loans [Abstract]
Marketable Securities																0					9,171,000
Common Stock, ADS [Member] | ADS [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares															4,031,800
Payments to Acquire Marketable Securities															$ 10,000,000
Related party loans [Abstract]
Marketable Securities																					9,171,000
Common stock - NorAm Drilling [Member]
Leasing revenues earned from related parties [Abstract]
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares | shares																	12,000,000
Payments to Acquire Marketable Securities																	$ 700,000
Debt Securities, Available for Sale, Share Consolidation Ratio	20
Number of shares held after share consolidation | shares	601,023
Related party loans [Abstract]
Conversion of Stock, Shares Issued | shares															623,447
Stock Issued During Period, Shares, Purchase of Assets | shares															41,756
Investment Owned, Balance, Shares | shares															1,266,226
Marketable Securities																1,462,000					3,928,000
Common Stock, Golden Close [Member]
Related party loans [Abstract]
Marketable Securities																108,000
Related party leasing and service contracts [Abstract]
Available-for-sale securities impairment charge															$ 3,900,000
Corproate Bond Securities_Golden Close Super Senior [Member]
Related party loans [Abstract]
Marketable Securities																2,908,000					0
Golden Close [Member]
Related party loans [Abstract]
Marketable Securities																$ 28,490,000					$ 0
Front Page [Member]
Related party loans [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters															300,000
Front Stratus [Member]
Related party loans [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters															200,000
Front Serenade [Member]
Related party loans [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters															300,000
Front Page, Front Stratus, Front Serenade [Member]
Leasing revenues earned from related parties [Abstract]
Compensation Received on Termination of Charters, Notes Receivable															3,400,000
Related party loans [Abstract]
Proceeds from sale of vessels and termination of charters															22,500,000
Front Page, Front Stratus, Front Serenade [Member] | Frontline [Member]
Leasing revenues earned from related parties [Abstract]
Stated interest rate | Rate														7.50%
Interest Income, Related Party															282,000.00
Front Circassia [Member]
Leasing revenues earned from related parties [Abstract]
Compensation Received on Termination of Charters, Notes Receivable															4,400,000
Notes Compensation Received on Termination of Charters, Face Value																									$ 8,900,000
Related party loans [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters															(1,400,000)
Proceeds from sale of vessels and termination of charters															17,900,000
Front Circassia [Member] | Frontline Shipping [Member]
Leasing revenues earned from related parties [Abstract]
Stated interest rate | Rate																									7.50%
Interest Income, Related Party															537,000.00
Front Ariake [Member]
Related party loans [Abstract]
Gain (Loss) On Disposition of Assets and Termination of Charters															0
Front Ariake [Member] | Frontline [Member]
Leasing revenues earned from related parties [Abstract]
Stated interest rate | Rate																						7.50%
Interest Income, Related Party															$ 58,000.00
Floating Rate Debt [Member] | Sterna Finance [Member]
Related party leasing and service contracts [Abstract]
Debt Instrument, Term											13 months